Shareholder Report, Line Graph (Details) 193819_Innovator U.S. Equity Buffer ETF - November_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2025
Innovator U.S. Equity Buffer ETF™ - November
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator U.S. Equity Buffer ETF - November NAV
Accumulated Value	$ 15,001	$ 12,526	$ 11,654	$ 12,619	$ 10,700	$ 10,000	$ 17,276
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	20,352	14,746	13,388	15,679	10,971	10,000	$ 24,718
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500
Accumulated Value	$ 18,783	$ 13,806	$ 12,747	$ 15,161	$ 10,765	$ 10,000	$ 22,519